Trade and Other Payables (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Trade And Other Payables [Abstract]
Summary of trade and other payables
	9/30/2013	6/30/2013
Trade payables	$4,929,669	$4,848,656
Employee benefits	259,155	279,646
Other liabilities	44,811	122,097
Total payables	$5,233,635	$5,250,399

	2013	2012
Trade payables	$4,848,656	$6,337,545
Employee benefits	122,097	55,959
Other liabilities	279,646	204,243
Total payables	$5,250,399	$6,597,747